RELATED PARTY TRANSACTIONS (Details Narrative) $ / shares in Units, £ in Thousands									2 Months Ended		3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 07, 2023 USD ($)	Dec. 15, 2022 USD ($)	Dec. 15, 2022 GBP (£)	Feb. 10, 2022 USD ($)	Jan. 26, 2022 shares	Jan. 26, 2022 shares	Nov. 16, 2021 USD ($) $ / shares shares	Nov. 16, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)		Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Nov. 01, 2022 USD ($)	Nov. 01, 2022 GBP (£)	Nov. 04, 2021 USD ($)	May 27, 2021 USD ($)	May 27, 2021 GBP (£)
Related Party Transaction [Line Items]
Sale of Private Placement Units, net of offering costs		$ 3,900,000	£ 3,250								$ 19,779,000							$ 19,779,000
Principal amount																						$ 3,300,000	£ 3,000		$ 1,400,000	£ 1,000
Proceeds from note payable																			$ 182,000
Note payable - Sponsor											177,000							177,000
Administration fee related party											$ 1,069,000		$ 775,000					$ 4,367,000	$ 1,328,000	3,049,000	$ 2,890,000
Murphy Canyon Acquisition Corp [Member]
Related Party Transaction [Line Items]
Sale of Private Placement Units, net of offering costs									$ 25,000	[1],[2]					$ 7,520,350					7,520,350
Stock surrendered and forfeited during period shares | shares																11,037,272
Related party description								(A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property. However, our sponsor has agreed to transfer, but has not yet transferred, 15,000 placement units to each of our director nominees.
Principal amount																								$ 300,000
Note payable - Sponsor									177,057			$ 750,000				$ 750,000					$ 177,057
Monthly payment for office space																10,000				10,000
Administration fee related party									$ 4,381			$ 376,266		$ 249,420		$ 853,672	$ 493,138			1,092,682
Conversion amount																				$ 1,500,000
Conversion price | $ / shares												$ 10.00				$ 10.00				$ 10.00
Murphy Canyon Acquisition Corp [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Conversion amount																$ 1,500,000
Murphy Canyon Acquisition Corp [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Administration fee related party												$ 30,000		$ 30,000		60,000	$ 50,000
Murphy Canyon Acquisition Corp [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount																								$ 300,000
Payment of promissory not				$ 177,057
Murphy Canyon Acquisition Corp [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount	$ 1,500,000
Proceeds from note payable	$ 300,000											450,000
Note payable - Sponsor												$ 750,000				$ 750,000
Common Class A [Member] | Murphy Canyon Acquisition Corp [Member]
Related Party Transaction [Line Items]
Sale of stock price per share | $ / shares							$ 12.00	$ 12.00
Sponsor [Member]
Related Party Transaction [Line Items]
Stock surrendered and forfeited during period shares | shares					1,006,250,000
Sponsor [Member] | Murphy Canyon Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock surrendered and forfeited during period shares | shares					1,006,250
Stock issued during period on hold | shares					3,306,250	3,306,250
Sponsor [Member] | Common Class B [Member] | Murphy Canyon Acquisition Corp [Member]
Related Party Transaction [Line Items]
Sale of private placement units, net of offering costs | shares							4,312,500	4,312,500
Sale of Private Placement Units, net of offering costs							$ 25,000	$ 25,000

[1]	Includes an aggregate of up to 431,250 shares of Common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).